Summary of Significant Accounting Policies (Narrative) (Details)	3 Months Ended				12 Months Ended
	Dec. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2018 USD ($) reporting_unit	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jan. 01, 2019 USD ($)	Jan. 03, 2018	Jan. 01, 2018 USD ($)
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets							$ 4,300,000
Number of reporting units | reporting_unit					7
Impairment	$ 298,800,000				$ 298,789,000	$ 68,004,000	0
Goodwill	469,647,000		$ 755,245,000		469,647,000	755,245,000	652,743,000
Impairment of intangible assets	$ 50,200,000	$ 14,500,000			$ 64,700,000	1,100,000	0
Percent of revenue from goods and services transferred at point in time					97.00%
Percent of revenue from goods and services transferred over time					3.00%
U.S. tax reform expense (benefit)			$ 10,100,000		$ (15,604,000)	$ 10,138,000	$ 0
Cumulative effect adjustment to retained earnings										$ 1,006,000
Subsea Technologies
Property, Plant and Equipment [Line Items]
Impairment				$ 68,000,000
Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life, property and equipment					3 years
Estimated useful life, intangible assets					3 years
Minimum | Rental equipment
Property, Plant and Equipment [Line Items]
Estimated useful life, property and equipment					3 years
Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life, property and equipment					30 years
Estimated useful life, intangible assets					17 years
Maximum | Rental equipment
Property, Plant and Equipment [Line Items]
Estimated useful life, property and equipment					10 years
Retained earnings
Property, Plant and Equipment [Line Items]
Cumulative effect adjustment to retained earnings										1,006,000
Accounting Standards Update 2016-16 | Retained earnings
Property, Plant and Equipment [Line Items]
Cumulative effect adjustment to retained earnings										$ 1,000,000
Disposal Group, Held-for-sale or Disposed of by Sale, Not Discontinued Operations | Ashtead Technology
Property, Plant and Equipment [Line Items]
Equity interest received in sale of business									40.00%
Subsequent Event | Scenario, Forecast | Accounting Standards Update 2016-02 | Minimum
Property, Plant and Equipment [Line Items]
Right of use lease assets								$ 60,000,000
Lease liability								60,000,000
Subsequent Event | Scenario, Forecast | Accounting Standards Update 2016-02 | Maximum
Property, Plant and Equipment [Line Items]
Right of use lease assets								70,000,000
Lease liability								$ 70,000,000